UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT Voyager Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (98.6%)(a)
			Shares	Value

Aerospace and defense (3.5%)

General Dynamics Corp.			57,700	$8,952,732

Northrop Grumman Corp.			69,897	14,954,463

				23,907,195
Auto components (2.8%)

Johnson Controls International PLC			412,201	19,179,713

				19,179,713
Banks (1.8%)

Bank of America Corp.			555,484	8,693,325

First Republic Bank			43,328	3,341,022

				12,034,347
Beverages (3.8%)

Anheuser-Busch InBev SA/NV ADR (Belgium)			58,700	7,713,767

Constellation Brands, Inc. Class A			27,900	4,645,071

Monster Beverage Corp.(NON)			29,868	4,384,921

PepsiCo, Inc.			83,900	9,125,803

				25,869,562
Biotechnology (6.2%)

Amgen, Inc.			28,500	4,754,085

Biogen, Inc.(NON)			34,075	10,666,497

BioMarin Pharmaceutical, Inc.(NON)			22,200	2,053,944

Celgene Corp.(NON)			161,411	16,872,292

Gilead Sciences, Inc.			46,247	3,659,063

Merrimack Pharmaceuticals, Inc.(NON)(S)			326,232	2,071,573

Vertex Pharmaceuticals, Inc.(NON)			24,500	2,136,645

				42,214,099
Capital markets (1.7%)

Charles Schwab Corp. (The)			174,400	5,505,808

KKR & Co. LP			216,200	3,083,012

Morgan Stanley			87,600	2,808,456

				11,397,276
Chemicals (2.8%)

Albemarle Corp.			65,200	5,573,948

Ingevity Corp.(NON)			34,142	1,573,946

Sherwin-Williams Co. (The)			19,475	5,387,954

Symrise AG (Germany)			85,916	6,295,588

				18,831,436
Consumer finance (0.8%)

Oportun Financial Corp. (acquired 6/23/15, cost $391,482) (Private)(F)(RES)(NON)			137,362	352,334

Synchrony Financial			179,900	5,037,200

				5,389,534
Containers and packaging (0.5%)

Ball Corp.			45,100	3,695,945

				3,695,945
Distributors (0.6%)

LKQ Corp.(NON)			104,800	3,716,208

				3,716,208
Diversified telecommunication services (0.6%)

Level 3 Communications, Inc.(NON)			81,700	3,789,246

				3,789,246
Equity real estate investment trusts (REITs) (1.5%)

American Tower Corp.(R)			49,142	5,569,263

Gaming and Leisure Properties, Inc.(R)			133,200	4,455,540

				10,024,803
Food and staples retail (2.4%)

Costco Wholesale Corp.			24,200	3,690,742

Walgreens Boots Alliance, Inc.			151,700	12,230,054

				15,920,796
Food products (0.4%)

Mead Johnson Nutrition Co.			32,200	2,544,122

				2,544,122
Health-care equipment and supplies (5.0%)

Becton Dickinson and Co.			42,500	7,638,525

C.R. Bard, Inc.			40,800	9,150,624

Cooper Cos., Inc. (The)			22,800	4,087,128

Danaher Corp.			105,295	8,254,075

Intuitive Surgical, Inc.(NON)			6,300	4,566,429

				33,696,781
Hotels, restaurants, and leisure (1.9%)

Chipotle Mexican Grill, Inc.(NON)(S)			10,000	4,235,000

Restaurant Brands International LP (Units) (Canada)			916	41,019

Restaurant Brands International, Inc. (Canada)(S)			35,088	1,564,223

Yum! Brands, Inc.			73,700	6,692,697

				12,532,939
Household products (0.6%)

Colgate-Palmolive Co.			55,300	4,099,942

				4,099,942
Industrial conglomerates (1.0%)

Honeywell International, Inc.			56,825	6,625,227

				6,625,227
Insurance (0.3%)

Prudential PLC (United Kingdom)			96,172	1,703,387

				1,703,387
Internet and direct marketing retail (7.7%)

Amazon.com, Inc.(NON)			49,575	41,509,643

Ctrip.com International, Ltd. ADR (China)(NON)(S)			36,900	1,718,433

Delivery Hero Holding GmbH (acquired 6/12/15, cost $1,378,658) (Private) (Germany)(F)(RES)(NON)			179	1,238,532

FabFurnish GmbH (acquired 8/2/13, cost $43) (Private) (Brazil)(F)(RES)(NON)			64	54

Global Fashion Holding SA (acquired 8/2/13, cost $2,084,441) (Private) (Brazil)(F)(RES)(NON)			49,204	355,985

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $43) (Private) (Brazil)(F)(RES)(NON)			32	27

New Middle East Other Assets GmbH (acquired 8/2/13, cost $17) (Private) (Brazil)(F)(RES)(NON)			13	11

Priceline Group, Inc. (The)(NON)			4,803	7,067,566

				51,890,251
Internet software and services (13.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			60,811	6,433,196

Alphabet, Inc. Class A(NON)			61,748	49,649,097

Facebook, Inc. Class A(NON)			237,569	30,472,976

Shopify, Inc. Class A (Canada)(NON)			88,100	3,781,252

Tencent Holdings, Ltd. (China)			81,000	2,244,363

				92,580,884
IT Services (5.4%)

Fidelity National Information Services, Inc.			78,600	6,054,558

Visa, Inc. Class A			367,700	30,408,790

				36,463,348
Life sciences tools and services (1.8%)

Agilent Technologies, Inc.			255,800	12,045,622

				12,045,622
Machinery (0.4%)

Fortive Corp.			56,547	2,878,242

				2,878,242
Media (2.2%)

Live Nation Entertainment, Inc.(NON)			247,260	6,794,705

Time Warner, Inc.			42,500	3,383,425

Walt Disney Co. (The)			53,700	4,986,582

				15,164,712
Multiline retail (0.3%)

Dollar General Corp.			29,500	2,064,705

				2,064,705
Oil, gas, and consumable fuels (3.3%)

Anadarko Petroleum Corp.			91,300	5,784,768

EnVen Energy Corp. 144A(F)			85,000	722,500

EOG Resources, Inc.			62,700	6,063,717

Gulfport Energy Corp.(NON)			63,400	1,791,050

Pioneer Natural Resources Co.			29,300	5,439,545

Range Resources Corp.			73,000	2,828,750

				22,630,330
Personal products (0.6%)

Edgewell Personal Care Co.(NON)			54,500	4,333,840

				4,333,840
Pharmaceuticals (3.2%)

Allergan PLC(NON)			51,142	11,778,514

Bristol-Myers Squibb Co.			81,085	4,372,103

Eli Lilly & Co.			45,800	3,675,908

Jazz Pharmaceuticals PLC(NON)			16,557	2,011,344

				21,837,869
Professional services (0.4%)

Equifax, Inc.			19,100	2,570,478

				2,570,478
Road and rail (2.3%)

Union Pacific Corp.			159,498	15,555,840

				15,555,840
Semiconductors and semiconductor equipment (4.5%)

Applied Materials, Inc.			120,800	3,642,120

Broadcom, Ltd.			44,600	7,694,392

Micron Technology, Inc.(NON)			299,400	5,323,332

NVIDIA Corp.(S)			30,300	2,076,156

NXP Semiconductor NV(NON)			50,500	5,151,505

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			219,700	6,720,623

				30,608,128
Software (7.0%)

Adobe Systems, Inc.(NON)			76,400	8,292,456

Electronic Arts, Inc.(NON)			100,800	8,608,320

Microsoft Corp.			295,900	17,043,840

Nintendo Co., Ltd. (Japan)			2,600	687,976

salesforce.com, Inc.(NON)			139,385	9,942,332

ServiceNow, Inc.(NON)			38,200	3,023,530

				47,598,454
Specialty retail (2.9%)

Home Depot, Inc. (The)			98,936	12,731,084

TJX Cos., Inc. (The)			89,100	6,662,898

				19,393,982
Technology hardware, storage, and peripherals (3.6%)

Apple, Inc.			214,723	24,274,435

				24,274,435
Textiles, apparel, and luxury goods (0.7%)

NIKE, Inc. Class B			95,500	5,028,075

				5,028,075
Wireless telecommunication services (0.4%)

T-Mobile US, Inc.(NON)			64,900	3,032,126

				3,032,126

Total common stocks (cost $494,617,654)				$667,123,879

CONVERTIBLE PREFERRED STOCKS (1.1%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,069) (Private)(F)(RES)(NON)			375	$962

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,444) (Private)(F)(RES)(NON)			6,490	18,399

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $48,019) (Private)(F)(RES)(NON)			9,434	43,217

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $69,646) (Private)(F)(RES)(NON)			13,683	62,682

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $39,056) (Private)(F)(RES)(NON)			7,114	35,150

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $117,903) (Private)(F)(RES)(NON)			15,352	106,113

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $330,694) (Private)(F)(RES)(NON)			116,033	297,625

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $418,161) (Private)(F)(RES)(NON)			146,723	376,345

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $1,316,369) (Private)(F)(RES)(NON)			462,322	1,184,732

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $4,029,742) (Private)(F)(RES)(NON)			119,162	5,230,592

Total convertible preferred stocks (cost $6,391,103)				$7,355,817

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

EnVen Energy Corp. 144A(F)	11/6/20	$12.50	85,000	$9

EnVen Energy Corp. 144A(F)	11/6/20	15.00	85,000	9

Total warrants (cost $18)				$18

SHORT-TERM INVESTMENTS (3.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)		Shares	14,548,947	$14,548,947

Putnam Short Term Investment Fund 0.51%(AFF)		Shares	5,504,773	5,504,773

U.S. Treasury Bills 0.294%, 11/17/16			$48,000	47,989

U.S. Treasury Bills 0.289%, 11/10/16(SEGSF)			180,000	179,963

Total short-term investments (cost $20,281,645)				$20,281,672

TOTAL INVESTMENTS

Total investments (cost $521,290,420)(b)				$694,761,386

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $17,527,736) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	12/21/16	$966,932	$989,255	$22,323
	Euro	Sell	12/21/16	3,670,166	3,642,841	(27,325)
	Japanese Yen	Sell	11/16/16	4,387,819	4,356,353	(31,466)
JPMorgan Chase Bank N.A.
	Euro	Sell	12/21/16	8,602,917	8,539,287	(63,630)

Total						$(100,098)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $676,323,724.
(b)	The aggregate identified cost on a tax basis is $538,181,428, resulting in gross unrealized appreciation and depreciation of $168,671,068 and $12,091,110, respectively, or net unrealized appreciation of $156,579,958.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $9,302,760, or 1.4% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$59,502,207	$150,397,200	$195,350,460	$291,187	$14,548,947
	Putnam Short Term Investment Fund**	28,271,361	135,788,717	158,555,305	45,493	5,504,773
	Totals	$87,773,568	$286,185,917	$353,905,765	$336,680	$20,053,720
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $14,548,947 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $14,318,799.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $114,761 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $100,098 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $29,994 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$127,375,976	$—	$1,594,609
Consumer staples	52,768,262	—	—
Energy	21,907,830	722,500	—
Financials	30,172,210	—	352,334
Health care	109,794,371	—	—
Industrials	51,536,982	—	—
Information technology	228,592,910	2,932,339	—
Materials	22,527,381	—	—
Real estate	10,024,803	—	—
Telecommunication services	6,821,372	—	—
Total common stocks	661,522,097	3,654,839	1,946,943
Convertible preferred stocks	—	—	7,355,817
Warrants	—	18	—
Short-term investments	5,504,773	14,776,899	—

Totals by level	$667,026,870	$18,431,756	$9,302,760

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(100,098)	$—

Totals by level	$—	$(100,098)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of December 31, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of September 30, 2016
Common stocks*:
Consumer discretionary	$2,444,593	$—	$—	$(849,984)	$—	$—	$—	$—	$1,594,609
Financials	352,334	—	—	—	—	—	—	—	352,334
Total common stocks	$2,796,927	$—	$—	$(849,984)	$—	$—	$—	$—	$1,946,943
Convertible preferred stocks	$7,355,817	—	—	—	—	—	—	—	$7,355,817
Totals	$10,152,744	$—	$—	$(849,984)	$—	$—	$—	$—	$9,302,760

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $(849,984) related to Level 3 securities still held at period end.
The table below represents quantitative information on internally priced Level 3 securities that were valued using unobservable inputs. The table excludes securities with valuations provided by a broker.

Description	Fair Value	Valuation Techniques	Unobservable Input	Range of unobservable inputs (Weighted Average)	Impact to Valuation from an Increase in Input (1)

Private equity	$1,238,532	Market transaction price	Transaction price	$7,687.97	Increase
			Liquidity discount	10%	Decrease

Private equity	$7,708,151	Market transaction price	Liquidity Discount	10%	Decrease

Private equity	$92	Market transaction price	Liquidity discount	25%	Decrease

Private Equity	$355,985	Comparable multiples	EV/sales multiple	0.7x-3.2x (1.88x)	Increase
			Liquidity discount	25%	Decrease
			Uncertainty discount	50%	Decrease

(1) Expected directional change in fair value that would result from an increase in the unobservable input.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$22,323	$122,421
Equity contracts	18	—

Total	$22,341	$122,421

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$34,800,000
Warrants (number of warrants)		570,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Credit Suisse International	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	22,323	—	22,323

	Total Assets	$22,323	$—	$22,323

	Liabilities:
	Forward currency contracts#	58,791	63,630	122,421

	Total Liabilities	$58,791	$63,630	$122,421

	Total Financial and Derivative Net Assets	$(36,468)	$(63,630)	$(100,098)
	Total collateral received (pledged)##†	$—	$(29,994)
	Net amount	$(36,468)	$(33,636)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016